Document and Entity Information	3 Months Ended
	Jul. 31, 2012	Dec. 12, 2012
Document And Entity Information
Entity Registrant Name	Petro River Oil Corp.
Entity Central Index Key	0001172298
Document Type	6-K
Document Period End Date	Jul. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	14,078,947	14,078,947
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2013